SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three months ended March 31, 2019 and 2018.

	Three Months Ended March 31, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,490	$640	$2,414	$1,036	$(574)	$6,006	$474	$(23)	$6,457
Net income(1)						169	95	—	264
Add back:
Income tax expense						54	36	—	90
Interest expense of Industrial Activities, net of interest income and eliminations						53	—	—	53
Foreign exchange losses, net						9	—	—	9
Finance and non-service component of Pension and OPEB costs(2)						(15)	—	—	(15)
Adjustments:
Restructuring expenses	3	—	5	—	—	8	—	—	8
Adjusted EBIT	$168	$13	$51	$96	$(50)	$278	$131	$—	$409
Depreciation and amortization	75	14	47	32	—	168	1	—	169
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	79	—	—	79	65	—	144
Adjusted EBITDA	$243	$27	$177	$128	$(50)	$525	$197	$—	$722

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended March 31, 2018
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,579	$682	$2,495	$1,186	$(642)	$6,300	$502	$(29)	$6,773
Net income (loss)(1)						99	103	—	202
Add back:
Income tax expense						23	40	—	63
Interest expense of Industrial Activities, net of interest income and eliminations						93	—	—	93
Foreign exchange losses, net						25	—	—	25
Finance and non-service component of Pension and OPEB costs						18	—	—	18
Adjustments:
Restructuring expenses	—	—	3	—	—	3	—	—	3
Adjusted EBIT	$186	$—	$49	$95	$(69)	$261	$143	$—	$404
Depreciation and amortization	79	16	55	34	—	184	1	—	185
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	102	—	—	102	66	—	168
Adjusted EBITDA	$265	$16	$206	$129	$(69)	$547	$210	$—	$757

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.